24. Provision for decommissioning costs	12 Months Ended
Dec. 31, 2017
Provision For Decommissioning Costs
Provision for decommissioning costs

The changes in the provison for decommissioning costs are set forth below:

	2017	2016

Opening balance	21,726	31,609

Reversals/write-offs recorded throughout the year, net of additions	649	(11,029)
Monetary adjustments for the year	428	1,146

Closing balance	22,803	21,726

The provision is recorded based on the following assumptions:

  The unitary dismantling costs are estimated, taking into account the services and materials involved in the process. The estimate is prepared by the network department based on the information currently available;

  A timetable for the dismantling is estimated based on the useful lives of the assets and the estimated initial costs are allocated through this timetable, updated by the expected inflation rate. The expected inflation rate is aligned with the projections prepared by the main market institutions; and

  The rate used to discount the cash flow is the Company’s average debt cost, that was 8.92% p.a. as at December 31, 2017 (12.43% p.a. as at December 31, 2016).